Equity: (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021 tranche $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Equity
Maximum stock options granted to employees and directors as percentage of common shares outstanding	10.00%
Term of options	5 years
Number of equal tranches vesting sequentially | tranche	4
Vesting term	3 years
Number of stock options granted to certain directors, officers and employees | shares	4,480,000	4,483,322
Exercise price of stock option granted | $ / shares	$ 2.49	$ 2.49
Remaining expense to be recognized in 2022 through 2024 | $		$ 2.7